Lease - Supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Lease
Operating cash flows from operating leases	¥ 87,595	¥ 86,435
Right-of-use assets obtained in exchange for lease liabilities	¥ 16,654